Document and Entity Information	3 Months Ended
Mar. 31, 2014
Document And Entity Information [Abstract]
Document Type	S-4
Amendment Flag	false
Document Period End Date	Mar. 31, 2014
Entity Registrant Name	FIRST CITIZENS BANCSHARES INC /TN/
Entity Central Index Key	0000719264
Entity Filer Category	Accelerated Filer